Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	2,103,684	4,739,431
Occupancy expenses	30,521	28,992
Research and development	1,825,728	971,769
TOTAL OPERATING EXPENSES	3,959,933	5,740,192
LOSS FROM OPERATIONS	(3,959,933)	(5,740,192)
OTHER INCOME (EXPENSE)
Interest expense	(2,789,196)	(3,202,774)
Interest income	87	685
Change in fair value of derivative liabilities	(7,612)	820,153
Loss on debt settlements, net	(18,585)	(195,650)
Gain on extinguishment of debt, net	251,392
Foreign currency transaction gain (loss)	(694,614)	144,605
TOTAL OTHER INCOME (EXPENSE)	(3,258,528)	(2,432,981)
LOSS BEFORE TAXES	(7,218,461)	(8,173,173)
TAX BENEFIT	179,306	305,673
NET LOSS	$ (7,039,155)	$ (7,867,500)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.36)	$ (2.24)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	19,690,643	3,508,532
NET LOSS	$ (7,039,155)	$ (7,867,500)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	499,678	(273,013)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	499,678	(273,013)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (6,539,477)	$ (8,140,513)